UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio
May 31, 2016
unaudited
Bonds, notes & other debt instruments 92.52% Mortgage-backed obligations 64.55% Federal agency mortgage-backed obligations 61.93%	Principal amount (000)	Value (000)
Fannie Mae 3.311% 2017[1]	$205	$208
Fannie Mae 2.50% 2033[1]	3,422	3,458
Fannie Mae 2.50% 2033[1]	870	883
Fannie Mae 3.00% 2033[1]	1,302	1,333
Fannie Mae 3.50% 2034[1]	36,572	38,596
Fannie Mae 3.50% 2035[1]	70,290	74,145
Fannie Mae 3.50% 2035[1]	29,081	30,676
Fannie Mae 3.50% 2035[1]	20,307	21,409
Fannie Mae 3.50% 2035[1]	7,361	7,760
Fannie Mae 3.50% 2036[1]	26,423	27,922
Fannie Mae 3.50% 2036[1]	11,103	11,733
Fannie Mae 4.00% 2036[1]	9,685	10,452
Fannie Mae 5.00% 2040[1]	1,053	1,137
Fannie Mae 4.00% 2042[1]	28,879	30,935
Fannie Mae 4.00% 2042[1]	17,125	18,347
Fannie Mae 2.275% 2043[1]	200	194
Fannie Mae 2.275% 2043[1]	130	126
Fannie Mae 2.275% 2043[1]	113	110
Fannie Mae 2.275% 2043[1]	88	85
Fannie Mae 2.525% 2043[1]	286	285
Fannie Mae 2.525% 2043[1]	228	227
Fannie Mae 2.525% 2043[1]	182	181
Fannie Mae 2.525% 2043[1]	163	162
Fannie Mae 2.525% 2043[1]	150	150
Fannie Mae 2.525% 2043[1]	138	137
Fannie Mae 2.525% 2043[1]	135	134
Fannie Mae 2.525% 2043[1]	130	129
Fannie Mae 2.525% 2043[1]	126	125
Fannie Mae 2.525% 2043[1]	108	107
Fannie Mae 2.525% 2043[1]	107	107
Fannie Mae 2.525% 2043[1]	101	101
Fannie Mae 2.525% 2043[1]	90	89
Fannie Mae 2.525% 2043[1]	86	85
Fannie Mae 2.525% 2043[1]	85	85
Fannie Mae 2.525% 2043[1]	85	85
Fannie Mae 2.525% 2043[1]	73	73
Fannie Mae 2.525% 2043[1]	72	72
Fannie Mae 2.525% 2043[1]	72	71
Fannie Mae 2.775% 2043[1]	670	678
Fannie Mae 2.775% 2043[1]	428	433
Fannie Mae 2.775% 2043[1]	399	404
Fannie Mae 2.775% 2043[1]	378	382
Fannie Mae 2.775% 2043[1]	357	361
Fannie Mae 2.775% 2043[1]	321	325
Fannie Mae 2.775% 2043[1]	235	238
Fannie Mae 2.775% 2043[1]	224	226
American Funds Mortgage Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.775% 2043[1]	$136	$138
Fannie Mae 2.775% 2043[1]	135	136
Fannie Mae 2.775% 2043[1]	126	128
Fannie Mae 2.775% 2043[1]	121	123
Fannie Mae 2.775% 2043[1]	112	113
Fannie Mae 2.775% 2043[1]	110	111
Fannie Mae 2.775% 2043[1]	106	107
Fannie Mae 2.775% 2043[1]	105	106
Fannie Mae 2.775% 2043[1]	58	59
Fannie Mae 2.775% 2043[1]	49	50
Fannie Mae 3.025% 2043[1]	363	373
Fannie Mae 3.025% 2043[1]	222	227
Fannie Mae 3.025% 2043[1]	200	206
Fannie Mae 3.025% 2043[1]	177	181
Fannie Mae 3.025% 2043[1]	143	147
Fannie Mae 3.025% 2043[1]	142	146
Fannie Mae 3.025% 2043[1]	117	120
Fannie Mae 3.025% 2043[1]	113	116
Fannie Mae 3.025% 2043[1]	105	107
Fannie Mae 3.025% 2043[1]	93	95
Fannie Mae 3.025% 2043[1]	92	95
Fannie Mae 3.025% 2043[1]	91	93
Fannie Mae 3.025% 2043[1]	88	90
Fannie Mae 3.025% 2043[1]	81	83
Fannie Mae 3.025% 2043[1]	46	48
Fannie Mae 3.275% 2043[1]	225	234
Fannie Mae 3.275% 2043[1]	191	198
Fannie Mae 3.275% 2043[1]	167	173
Fannie Mae 3.275% 2043[1]	132	137
Fannie Mae 3.275% 2043[1]	124	129
Fannie Mae 3.275% 2043[1]	75	78
Fannie Mae 3.275% 2043[1]	64	66
Fannie Mae 3.275% 2043[1]	34	35
Fannie Mae 4.00% 2043[1]	8,609	9,320
Fannie Mae 4.00% 2045[1]	16,084	17,300
Fannie Mae 3.50% 2046[1,2]	9,810	10,230
Fannie Mae 4.00% 2046[1]	7,558	7,894
Fannie Mae 4.00% 2046[1]	6,292	6,572
Fannie Mae 4.00% 2046[1]	6,210	6,486
Fannie Mae 4.00% 2046[1]	3,819	3,984
Fannie Mae 4.00% 2046[1]	2,708	2,828
Fannie Mae 4.50% 2046[1]	32,887	35,995
Fannie Mae 4.50% 2046[1]	10,393	11,375
Fannie Mae 3.50% 2053[1]	2,348	2,415
Freddie Mac 3.50% 2035[1]	96,463	101,960
Freddie Mac 3.50% 2035[1]	16,926	17,891
Freddie Mac 3.50% 2035[1]	13,921	14,714
Freddie Mac 3.50% 2035[1]	10,710	11,320
Freddie Mac 3.50% 2035[1]	9,646	10,199
Freddie Mac 3.50% 2035[1]	2,167	2,290
Freddie Mac 3.50% 2036[1]	67,599	71,458
Freddie Mac 3.50% 2036[1]	4,181	4,424
Freddie Mac 6.00% 2038[1]	266	303
Freddie Mac 4.00% 2041[1]	382	407
American Funds Mortgage Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[1]	$145,523	$152,402
Freddie Mac 4.00% 2046[1]	46,757	50,089
Freddie Mac 4.00% 2046[1]	40,766	42,549
Freddie Mac 4.00% 2046[1,2]	36,800	39,243
Freddie Mac 4.00% 2046[1]	29,463	31,516
Freddie Mac 4.00% 2046[1]	21,589	22,521
Freddie Mac 4.00% 2046[1]	7,031	7,520
Freddie Mac 4.00% 2046[1]	6,072	6,336
Freddie Mac 4.00% 2046[1]	5,145	5,365
Freddie Mac 4.00% 2046[1]	4,625	4,955
Freddie Mac 4.00% 2046[1]	2,180	2,272
Freddie Mac 4.00% 2046[1]	1,623	1,692
Freddie Mac 4.50% 2046[1]	15,492	16,941
Freddie Mac 4.50% 2046[1]	9,742	10,653
Freddie Mac 4.50% 2046[1]	2,175	2,379
Government National Mortgage Assn. 4.00% 2032[1]	1,089	1,173
Government National Mortgage Assn. 4.00% 2032[1]	853	919
Government National Mortgage Assn. 6.50% 2032[1]	1,635	1,885
Government National Mortgage Assn. 3.75% 2034[1]	1,502	1,609
Government National Mortgage Assn. 4.25% 2034[1]	1,357	1,471
Government National Mortgage Assn. 3.25% 2035[1]	3,482	3,634
Government National Mortgage Assn. 3.25% 2035[1]	2,095	2,187
Government National Mortgage Assn. 3.25% 2035[1]	1,925	2,030
Government National Mortgage Assn. 3.25% 2035[1]	1,846	1,927
Government National Mortgage Assn. 5.00% 2035[1]	946	1,035
Government National Mortgage Assn. 3.75% 2037[1]	729	781
Government National Mortgage Assn. 6.50% 2038[1]	524	601
Government National Mortgage Assn. 6.50% 2038[1]	265	303
Government National Mortgage Assn. 6.50% 2038[1]	59	63
Government National Mortgage Assn. 6.00% 2039[1]	5,182	5,949
Government National Mortgage Assn. 3.25% 2040[1]	1,407	1,484
Government National Mortgage Assn. 3.25% 2040[1]	1,206	1,259
Government National Mortgage Assn. 3.25% 2040[1]	1,203	1,256
Government National Mortgage Assn. 5.00% 2040[1]	520	563
Government National Mortgage Assn. 5.50% 2040[1]	5,417	6,078
Government National Mortgage Assn. 4.00% 2041[1]	1,276	1,324
Government National Mortgage Assn. 4.50% 2041[1]	2,336	2,517
Government National Mortgage Assn. 4.50% 2041[1]	1,431	1,502
Government National Mortgage Assn. 4.50% 2041[1]	1,162	1,220
Government National Mortgage Assn. 4.50% 2041[1]	1,009	1,085
Government National Mortgage Assn. 4.50% 2041[1]	811	871
Government National Mortgage Assn. 5.00% 2041[1]	7,275	7,882
Government National Mortgage Assn. 5.00% 2041[1]	3,900	4,224
Government National Mortgage Assn. 5.00% 2041[1]	1,464	1,542
Government National Mortgage Assn. 6.50% 2041[1]	660	766
Government National Mortgage Assn. 2.75% 2042[1]	747	758
Government National Mortgage Assn. 2.75% 2042[1]	687	697
Government National Mortgage Assn. 2.75% 2042[1]	513	521
Government National Mortgage Assn. 2.75% 2042[1]	454	461
Government National Mortgage Assn. 2.75% 2042[1]	357	363
Government National Mortgage Assn. 2.75% 2042[1]	333	339
Government National Mortgage Assn. 2.75% 2042[1]	74	75
Government National Mortgage Assn. 3.50% 2042[1]	840	896
Government National Mortgage Assn. 3.50% 2042[1]	711	758
American Funds Mortgage Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2042[1]	$1,268	$1,362
Government National Mortgage Assn. 4.00% 2042[1]	870	931
Government National Mortgage Assn. 4.00% 2042[1]	802	853
Government National Mortgage Assn. 4.50% 2042[1]	1,970	2,119
Government National Mortgage Assn. 3.50% 2043[1]	1,289	1,370
Government National Mortgage Assn. 3.50% 2043[1]	1,204	1,273
Government National Mortgage Assn. 4.00% 2043[1]	1,647	1,722
Government National Mortgage Assn. 3.75% 2044[1]	1,898	2,032
Government National Mortgage Assn. 4.25% 2044[1]	1,182	1,278
Government National Mortgage Assn. 4.50% 2045[1]	76,266	81,930
Government National Mortgage Assn. 4.50% 2045[1]	14,001	15,035
Government National Mortgage Assn. 4.50% 2045[1]	3,289	3,533
Government National Mortgage Assn. 4.50% 2045[1]	539	579
Government National Mortgage Assn. 4.50% 2045[1]	335	360
Government National Mortgage Assn. 4.50% 2045[1]	321	347
Government National Mortgage Assn. 5.00% 2045[1]	5,469	6,116
Government National Mortgage Assn. 5.00% 2045[1]	2,124	2,366
Government National Mortgage Assn. 5.00% 2045[1]	1,479	1,648
Government National Mortgage Assn. 4.00% 2046[1,2]	171,120	182,487
Government National Mortgage Assn. 4.00% 2046[1]	14,800	15,379
Government National Mortgage Assn. 4.797% 2061[1]	420	437
Government National Mortgage Assn. 5.189% 2062[1]	434	453
Government National Mortgage Assn. 5.398% 2064[1]	454	466
Government National Mortgage Assn. 4.922% 2065[1]	3,835	4,001
Government National Mortgage Assn. 4.752% 2066[1]	1,535	1,608
Government National Mortgage Assn. 5.172% 2066[1]	956	1,010
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,3]	467	484
Government National Mortgage Assn., Series 2016-JN5, Class BC, 2.375% 2062[1,3,4]	130,000	3,088
Government National Mortgage Assn., Series 2016-H04, Class CI, 2.597% 2062[1,3]	30,044	1,460
		1,434,742
Commercial mortgage-backed securities 2.13%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,3]	1,009	1,052
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.288% 2031[1,3,5]	2,406	2,382
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.794% 2045[1,3]	6,928	7,147
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,5]	13,620	13,683
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	16,208	16,470
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	1,307	1,320
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.644% 2042[1,3]	764	790
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113% 2063[1]	3,000	3,017
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,3]	196	196
WF-RBS Commercial Mortgage Trust, Series 2013-C-18, Class ASB, 3.676 2046[1]	3,000	3,210
		49,267
Collateralized mortgage-backed 0.47%
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[1,3,4,5]	11,000	11,000
Other mortgage-backed securities 0.02%
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	480	490
Total mortgage-backed obligations		1,495,499
American Funds Mortgage Fund — Page 4 of 10

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 11.78% U.S. Treasury inflation-protected securities 9.22%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[6]	$2,350	$2,368
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	5,385	5,376
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	12,284	12,208
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	55,924	56,540
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	29,684	34,929
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	522	662
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	31,944	30,513
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	39,430	43,416
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	26,981	27,621
		213,633
U.S. Treasury 2.56%
U.S. Treasury 0.875% 2017[7]	22,000	22,038
U.S. Treasury 1.875% 2022[7]	25,100	25,499
U.S. Treasury 2.875% 2045	7,575	7,932
U.S. Treasury 2.50% 2046	4,000	3,878
		59,347
Total U.S. Treasury bonds & notes		272,980
Asset-backed obligations 8.68%
Aesop Funding LLC, Series 2012-2-A, Class A, 2.802% 2018[1,5]	6,120	6,172
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[1,5]	5,200	5,209
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	1,304	1,303
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72% 2019[1]	1,750	1,769
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,5]	1,545	1,550
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,5]	730	727
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[1,3,5]	7,660	7,643
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.888% 2019[1,3,5]	2,494	2,466
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.129% 2020[1,3,4,5]	7,703	7,529
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,5]	3,112	3,106
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[1,5]	2,610	2,608
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,5]	2,377	2,373
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[1,5]	7,057	7,042
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,5]	3,735	3,735
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,5]	6,943	6,951
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,5]	2,033	2,033
Drive Auto Receivables Trust, Series 2016-BA, Class A-2, 1.38% 2018[1,5]	4,500	4,499
Drive Auto Receivables Trust, Series 2016-AA, Class A-2-A, 1.50% 2018[1,5]	5,525	5,525
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,5]	9,000	9,027
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[1,5]	2,000	2,026
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,5]	2,556	2,557
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.878% 2023[1,3,5]	4,000	3,982
Exeter Automobile Receivables Trust, Series 2016-1-A, Class A, 2.35% 2020[1,5]	4,069	4,061
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	20,640	20,683
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.884% 2023[1,3,5]	6,740	6,729
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[1,3,5]	14,000	13,955
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,5]	663	660
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.903% 2023[1,3,5]	4,816	4,803
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[1,3,5]	9,400	9,339
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,5]	2,739	2,737
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	951	952
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	3,081	3,080
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	4,110	4,111
American Funds Mortgage Fund — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2012-AA, Class C, 1.78% 2018[1,5]	$2,862	$2,867
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[1]	798	799
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[1]	5,652	5,672
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[1]	381	381
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	6,000	5,994
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[1]	1,265	1,270
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[1]	11,530	11,601
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[1]	11,420	11,546
		201,072
Federal agency bonds & notes 7.51%
Fannie Mae 1.25% 2017	46,000	46,171
Fannie Mae 5.00% 2017	123,000	127,877
		174,048
Total bonds, notes & other debt instruments (cost: $2,130,248,000)		2,143,599
Short-term securities 22.27%
3M Co. 0.33% due 6/3/2016[5]	36,800	36,799
ANZ New Zealand (International) Ltd. 0.93% due 10/17/2016[5]	9,000	8,976
Bank of Nova Scotia 0.92% due 10/14/2016[5]	9,000	8,975
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.38% due 6/7/2016	40,000	39,997
Fannie Mae 0.60% due 1/3/2017	80,500	80,244
Federal Farm Credit Banks 0.49% due 11/15/2016	50,000	49,886
Federal Home Loan Bank 0.28%–0.64% due 7/6/2016–1/25/2017	117,600	117,296
Freddie Mac 0.60% due 1/4/2017–1/9/2017	94,100	93,794
General Electric Co. 0.32% due 6/1/2016	27,100	27,100
National Australia Bank Ltd. 0.90% due 11/1/2016[5]	9,500	9,473
Toronto-Dominion Holdings USA Inc. 0.93% due 9/22/2016[5]	9,000	8,982
Wal-Mart Stores, Inc. 0.37% due 6/20/2016[5]	25,000	24,995
Wells Fargo Bank, N.A. 0.81% due 8/16/2016	9,500	9,503
Total short-term securities (cost: $515,834,000)		516,020
Total investment securities 114.79% (cost: $2,646,082,000)		2,659,619
Other assets less liabilities (14.79)%		(342,758)
Net assets 100.00%		$2,316,861
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,474,044,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.979%	11/12/2017	$246,000	$118
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	102,000	2
Receive	LCH	3-month USD-LIBOR	1.1005	12/22/2017	100,000	207
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	170,000	372
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	170,000	377
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	40,000	432
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	18,150	346
American Funds Mortgage Fund — Page 6 of 10

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.7945%	6/20/2019	$11,300	$217
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	4,550	87
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	18,000	313
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	24,000	475
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	95,000	1,671
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	75,000	1,808
Receive	LCH	3-month USD-LIBOR	1.675	10/30/2019	242,000	3,935
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2019	13,000	206
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	30,000	606
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	75,000	1,181
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	15,000	295
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	40,000	914
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	40,000	935
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	40,000	960
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	5,000	123
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	6,000	121
Pay	LCH	3-month USD-LIBOR	1.785	3/27/2022	35,000	(748)
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	18,000	(569)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	4,000	(346)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	16,000	(1,373)
Pay	LCH	3-month USD-LIBOR	1.894	1/20/2025	5,000	(114)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	23,000	(994)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	11,000	(2,927)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	7,000	(1,658)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	6,000	(1,463)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	12,500	(3,023)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	16,500	(2,061)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	7,000	(541)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	7,000	(477)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	10,000	(850)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	15,000	(1,244)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	16,000	(1,384)
Receive	LCH	3-month USD-LIBOR	2.567	11/9/2045	500	47
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	6,600	(631)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	6,525	(742)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(1,146)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	13,500	(1,356)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	10,000	(583)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	25,000	(1,037)
						$(9,519)
American Funds Mortgage Fund — Page 7 of 10

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $563,376,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2016 (000)
20 Year U.S. Treasury Bond Futures	CME	Short	212	September 2016	$34,558	$(64)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	89	September 2016	15,513	73
5 Year U.S. Treasury Note Futures	CME	Long	4,543	October 2016	545,592	101
2 Year U.S. Treasury Note Futures	CME	Long	1,416	October 2016	308,469	86
						$196

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $21,617,000, which represented .93% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $277,859,000, which represented 11.99% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $33,917,000, which represented 1.46% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Funds Mortgage Fund — Page 8 of 10

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,524
Gross unrealized depreciation on investment securities	(3,312)
Net unrealized appreciation on investment securities	13,212
Cost of investment securities	2,646,407

American Funds Mortgage Fund — Page 9 of 10

unaudited
Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-042-0716O-S54181	American Funds Mortgage Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: July 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2016